Supplemental Balance Sheet Information - Summary of Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash and Investments [Abstract]
Restricted cash	$ 283	$ 283	$ 0
Restricted cash, net of current portion	$ 400	$ 0	$ 492